DERIVATIVES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DERIVATIVES
11.	DERIVATIVES

The Company is subject to crude oil and refined product market price fluctuations caused by supply conditions, weather, economic conditions and other factors. In October 2010, at the request of the Company, MPC initiated a strategy to mitigate refining margin risk on a portion of the business’s 2011 and 2012 projected refining production. In connection with the Marathon Acquisition, derivative instruments executed pursuant to this strategy, along with all corresponding rights and obligations, were assumed by the Company. The Company also may periodically use futures contracts to manage price risks associated with inventory quantities above or below target levels.

Under the risk mitigation strategy, the Company may buy or sell an amount equal to a fixed price times a certain number of barrels, and to buy or sell in return an amount equal to a specified variable price times the same amount of barrels. Physical volumes are not exchanged and these contracts are net settled with cash. The contracts are not being accounted for as hedges for financial reporting purposes. The Company recognizes all derivative instruments as either assets or liabilities at fair value on the balance sheet and any related net gain or loss is recorded as a gain or loss in the derivative activity captions on the consolidated statements of income. Observable quoted prices for similar assets or liabilities in active markets (Level 2 as described in Note 14) are considered to determine the fair values for the purpose of marking to market the derivative instruments at each period end. At September 30, 2012 and December 31, 2011, the Company had open commodity derivative instruments consisting of crude oil futures to buy 9 million and 17 million barrels, respectively, and refined products futures and swaps to sell 9 million and 17 million barrels, respectively, primarily to mitigate the volatility of refining margins through 2012 and 2013.

For the three months ended September 30, 2012 and 2011, the Company recognized losses of $115.0 million and $153.1 million, respectively related to derivative activities. Of these total losses, $44.7 million and $112.5 million represented realized losses on settled contracts for the three months ended September 30, 2012 and 2011, respectively. Additionally, the Company recognized unrealized losses of $70.3 million and $40.6 million on open contracts for the three months ended September 30, 2012 and 2011, respectively. For the nine months ended September 30, 2012 and 2011, there were losses related to derivative activities of $269.2 million and $580.9 million, respectively. Of these total losses, $301.8 million and $246.4 million represented realized losses on settled contracts (including early extinguishments as noted below) for the nine months ended September 30, 2012 and 2011, respectively. Additionally, the Company recognized unrealized gains of $32.6 million and unrealized losses of $334.5 million on open contracts for the nine months ended September 30, 2012 and 2011, respectively.

During the first and second quarter of 2012, the Company entered into arrangements to settle or re-price a portion of its existing derivative instruments ahead of their respective expiration dates. The Company incurred $136.8 million of realized losses related to these early extinguishments. The cash payments for the early extinguishment of these derivative instruments were deferred at the time of settlement. In August 2012, the Company paid $92 million related to these early settlements with the proceeds from the IPO (see Note 3). The remainder of these losses come due beginning in September 2012 and ending in January 2014. The early extinguishments were treated as a current period loss as of the date of extinguishment. Interest accrues on the remaining deferred loss liabilities at a weighted average interest rate of 7.1%. Interest expense related to these liabilities in the three and nine months ended September 30, 2012 was $1.0 and $2.0 million, respectively. The deferred payment obligations related to these early extinguishment losses are included in the September 30, 2012 balance sheet as $35.9 million within current liabilities and $5.2 million in long-term liabilities under the accrued liabilities and other liabilities captions, respectively.

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of September 30, 2012 and December 31, 2011:

(in millions)	Balance Sheet Classification	September 30, 2012	December 31, 2011
Commodity swaps and futures	Current assets	$0.2	$—
Commodity swaps and futures	Noncurrent assets	1.9	—
Commodity swaps and futures	Current liabilities	(71.2)	(109.9)
Commodity swaps and futures	Noncurrent liabilities	(8.0)	—

Net liability position		$(77.1)	$(109.9)

The Company is exposed to credit risk in the event of nonperformance by its counterparty on these derivative instruments. The counterparties are large financial institutions with credit ratings of at least BBB by Standard and Poor’s and A3 by Moody’s. In the event of default, the Company would potentially be subject to losses on a derivative instrument’s mark-to-market gains. The Company does not expect nonperformance on any of its derivative instruments.

The Company is not subject to any margin calls for these crack spread derivatives and the counterparty does not have the right to demand any additional collateral. Any outstanding collateral is released to the Company upon settlement of the related derivative instrument.

10. DERIVATIVES

The Company is subject to crude oil and refined product market price fluctuations caused by supply conditions, weather, economic conditions and other factors. In October 2010, at the request of the Company, MPC initiated a crack spread derivative strategy to mitigate refining margin risk on a portion of the business’ 2011 and 2012 projected refinery production. In connection with the Acquisition, derivative instruments executed pursuant to this strategy, along with all corresponding rights and obligations, were assumed by the Company. The Company also may periodically use futures contracts to manage price risks associated with inventory quantities above or below target levels.

Under the derivative strategy, the Company agrees to buy or sell an amount equal to a fixed price times a certain number of barrels, and to buy or sell in return an amount equal to a specified variable price times the same amount of barrels. Physical volumes are not exchanged and these contracts are net settled with cash. The contracts are not being accounted for as hedges for financial reporting purposes. The Company recognizes all derivative instruments as either assets or liabilities at fair value on the balance sheet and any related net gain or loss is recorded as a gain or loss in the derivative activity caption on the consolidated and combined statements of income. Observable quoted prices for similar assets or liabilities in active markets (Level 2 as described in Note 12) are considered to determine the fair values for the purpose of marking to market the derivative instruments at each period end. At December 31, 2011, the Company had open commodity derivative instruments consisting of crude oil futures to buy 17 million barrels and refined products futures and swaps to sell 17 million barrels primarily to protect the value of refining margins through 2012. For the year ended December 31, 2011, there were losses related to derivative activities of $352.2 million. Of these total losses, $310.3 million represented realized losses on settled contracts and $41.9 million represented unrealized losses on open contracts for the year ended December 31, 2011.

At December 31, 2010, the Company had open commodity derivative instruments consisting of crude oil futures and finished product swaps on 35 million barrels. For the Successor Period ended December 31, 2010 and for the eleven months ended November 30, 2010, there were unrealized losses related to derivative activities of $27.1 million and $40.9 million, respectively.

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of December 31, 2011 and 2010:

(in millions)	Balance Sheet Classification	December 31, 2011	December 31, 2010
Commodity swaps and futures	Current liabilities	$109.9	$45.6
Commodity swaps and futures	Noncurrent liabilities	—	22.4

		$109.9	$68.0

Under the Company’s crack spread derivative strategy, the Company is exposed to credit risk in the event of nonperformance by its counterparty on these derivative instruments. The counterparty is a large financial institution with a credit rating as of December 31, 2011 of at least A- by Standard and Poor’s and A1 by Moody’s. In the event of default, the Company would potentially be subject to losses on a derivative instrument’s mark-to-market gains. The Company does not expect nonperformance on any of its derivative instruments.

The Company has provided letters of credit for a fixed dollar amount under its asset-based revolving credit facility (as discussed in Note 11) to the counterparty on the derivative instruments utilized under the crack spread derivative strategy. The Company is not subject to any margin calls for these crack spread derivatives and the counterparty does not have the right to demand any additional collateral beyond the aforementioned fixed dollar letters of credit. Any outstanding collateral is released to the Company upon settlement of the related derivative instrument.